Summary of Significant Accounting Policies - Other Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Jun. 30, 2019 USD ($)	Oct. 03, 2016 USD ($)
Summary of Significant Accounting Policies
Impairment of long lived assets	$ 0
Number of reporting units | item	5	1
Impairment of goodwill	$ 0
Impairment of indefinite lived intangible assets	0
Aggregate principal amount	2,028,993	$ 2,060,700	$ 1,346,320
Advertising expense	$ 12,150	14,416
Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	2 years
Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	20 years
Term Loan Facility
Summary of Significant Accounting Policies
Aggregate principal amount	$ 1,483,993	$ 1,530,700	$ 846,320	$ 1,550,000
Capitalized computer software
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	5 years
Purchased computer software
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	3 years
Customer relationships | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	2 years
Customer relationships | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	14 years
Databases and content | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	13 years
Databases and content | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	20 years
Computer hardware
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	3 years
Furniture, fixtures and equipment | Minimum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	5 years
Furniture, fixtures and equipment | Maximum
Summary of Significant Accounting Policies
Estimated Useful lives (in years)	7 years